Depreciation and Amortization Expense by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Depreciation expense	$ 384	$ 393	$ 428
Cheese
Segment Reporting Information [Line Items]
Depreciation expense	57	92	119
Beverages & Snack Nuts
Segment Reporting Information [Line Items]
Depreciation expense	85	82	81
Refrigerated Meals
Segment Reporting Information [Line Items]
Depreciation expense	87	84	76
Meal Solutions
Segment Reporting Information [Line Items]
Depreciation expense	85	64	85
International
Segment Reporting Information [Line Items]
Depreciation expense	37	38	31
Other Businesses
Segment Reporting Information [Line Items]
Depreciation expense	$ 33	$ 33	$ 36